SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS - Performance stock units number and exercise price (Details) - 12 months ended Dec. 31, 2023	shares £ / shares	shares $ / shares
Restricted Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Vesting period, share-based payment arrangements	3 years	3 years
Granted during the period	12,041,192	12,041,192
Vested during the period	(3,617,136)	(3,617,136)
Forfeited during the period	(1,424,239)	(1,424,239)
Outstanding at the end of period	6,999,817	6,999,817
Share price at grant date, granted during the period | £ / shares	£ 0.13
Share price at grant date, vested during the period | £ / shares	0.13
Share price at grant date, forfeited during the period | £ / shares	0.13
Share price at grant date, outstanding at the end of the period | £ / shares	£ 0.12
Weighted Average Remaining Vesting Period (months)	28 years	28 years
Performance Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Vesting period, share-based payment arrangements	3 years	3 years
Granted during the period	2,850,000	2,850,000
Outstanding at the end of period	2,850,000	2,850,000
Share price at grant date, granted during the period | $ / shares		$ 1.15
Share price at grant date, outstanding at the end of the period | $ / shares		$ 1.15
Weighted Average Remaining Vesting Period (months)	35 years	35 years
Performance Stock Units | Minimum
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Annual vesting percentage, other equity instruments	25.00%	25.00%
Performance Stock Units | Maximum
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Annual vesting percentage, other equity instruments	100.00%	100.00%